UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        04/27/2004


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           63

Form 13F Information Table Value Total: $         212,080



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC TELECOMMUNICATIONS INC     COM              000886101       58    20000 SH       SOLE                                      20000
ADVANCED MICRO DEVICES         COM              007903107     1704   105000 SH       SOLE                   100000              5000
AGNICO-EAGLE MINES             COM              008474108      227    15200 SH       SOLE                                      15200
APPLIED MATLS INC              COM              038222105     5307   248800 SH       SOLE                   245000              3800
ASHANTI GOLDFIELDS LTD-gdr     COM              043743202      305    25100 SH       SOLE                                      25100
Allianz Aktiengesellschaft ADR COM              018805101      145    13300 SH       SOLE                                      13300
BARRICK GOLD CORP              COM              067901108      231     9700 SH       SOLE                                       9700
BEA SYSTEMS INC                COM              073325102     2970   233500 SH       SOLE                   216700             16800
BIG LOTS INC.                  COM              089302103     4821   332500 SH       SOLE                   332500
BIOGEN IDEC INC.               COM              09062X103     2141    38515 SH       SOLE                    38515
BISYS GROUP INC.               COM              055472104     3151   188000 SH       SOLE                   188000
BRISTOL MYERS- SQUIBB          COM              110122108     5726   236300 SH       SOLE                   236300
BROCADE COMMUNICATIONS SYS INC COM              111621108     2313   348400 SH       SOLE                   330000             18400
CALPINE CORP                   COM              131347106      490   105000 SH       SOLE                    90000             15000
CAMPBELL SOUP CO               COM              134429109     1091    40000 SH       SOLE                    40000
CHESAPEAKE ENERGY CORPORATION  COM              165167107     2290   170900 SH       SOLE                   162000              8900
CHIRON CORP                    COM              170040109     3274    74400 SH       SOLE                    74400
CISCO SYSTEMS                  COM              17275R102     3253   138000 SH       SOLE                   138000
CREE RESEARCH INC              COM              225447101     2579   116000 SH       SOLE                   109000              7000
Corvis Corp                    COM              221009103       77    40000 SH       SOLE                                      40000
DIRECTV GROUP, INC. (THE)      COM              25459L106     2393   155612 SH       SOLE                   155612
EARTHLINK INC                  COM              270321102     5840   658400 SH       SOLE                   645400             13000
EMC CORP                       COM              268648102     3570   262300 SH       SOLE                   256000              6300
ENZON INC                      COM              293904108      285    18500 SH       SOLE                                      18500
GENERAL ELECTRIC CORP.         COM              369604103     6681   218900 SH       SOLE                   218900
GOLD FIELDS LTD ADR            COM              38059t106      254    19300 SH       SOLE                                      19300
GOODYEAR TIRE & RUBR COM       COM              382550101      222    26000 SH       SOLE                                      26000
HEINZ H J CO COM               COM              423074103     4039   108300 SH       SOLE                   108300
HEWLETT PACKARD                COM              428236103     5500   240800 SH       SOLE                   240800
IMCLONE SYSTEMS INC            COM              45245W109     5090   100300 SH       SOLE                   100300
INTEL CORP.                    COM              458140100     8932   328400 SH       SOLE                   324400              4000
INTERPUBLIC GROUP COS COM      COM              460690100     2585   168100 SH       SOLE                   168100
Infineon Technolgies AG ADR    COM              45662n103      158    10800 SH       SOLE                                      10800
KING PHARMACEUTICALS           COM              495582108     1137    67500 SH       SOLE                    67500
KINROSS GOLD CORP.             COM              496902206      293    40000 SH       SOLE                                      40000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       52    13000 SH       SOLE                                      13000
LIBERTY MEDIA                  COM              530718105     2299   210000 SH       SOLE                   210000
LSI LOGIC                      COM              502161102     1738   186100 SH       SOLE                   180000              6100
LUCENT TECHNOLOGIES INC        COM              549463107     9807  2386200 SH       SOLE                  2327300             58900
MCKESSON HBOC Inc              COM              58155Q103     8004   266000 SH       SOLE                   263500              2500
MERCK & CO INC COM             COM              589331107     5157   116700 SH       SOLE                   116700
MICRON TECHNOLOGY              COM              595112103     5203   311400 SH       SOLE                   306400              5000
MOTOROLA INC COM               COM              620076109     7072   401800 SH       SOLE                   401800
NATIONAL-OILWELL INC.          COM              637071101     2514    88900 SH       SOLE                    88900
NEWMONT MINING CORP            COM              651639106    11634   249500 SH       SOLE                   247000              2500
NORTEL NETWORKS                COM              656568102       69    11600 SH       SOLE                                      11600
Northgate Exploration Ltd      COM              666416102      123    50000 SH       SOLE                                      50000
PEOPLESOFT                     COM              712713106     5259   284400 SH       SOLE                   284400
PFIZER INC                     COM              717081103     6253   178400 SH       SOLE                   178400
QWEST COMMUN INTL              COM              749121109     6278  1456600 SH       SOLE                  1411600             45000
REALNETWORKS INC               COM              75605l104     3627   604500 SH       SOLE                   554000             50500
RED HAT INC                    COM              756577102     7927   343919 SH       SOLE                   338519              5400
RF MICRO DEVICES INC.          COM              749941100     2528   298800 SH       SOLE                   275800             23000
RITE AID CORP.                 COM              767754104     8867  1630000 SH       SOLE                  1588700             41300
SARA LEE CORP                  COM              803111103     1902    87000 SH       SOLE                    87000
SCHERING PLOUGH CORP           COM              806605101      973    60000 SH       SOLE                    60000
SCHWAB CHARLES CP NEW          COM              808513105     2324   200200 SH       SOLE                   200200
SOLECTRON CORP COM             COM              834182107     2228   402900 SH       SOLE                   397700              5200
SPRINT PCS GROUP               COM              852061506     9219  1002100 SH       SOLE                  1002100
TEXAS INSTRUMENTS              COM              882508104     4021   137600 SH       SOLE                   137600
TOYS R US CORP                 COM              892335100      176    10500 SH       SOLE                                      10500
WEBMD CORP                     COM              94769M105     7614   856500 SH       SOLE                   821800             34700
WINN DIXIE STORES INC          COM              974280109       76    10000 SH       SOLE                                      10000